Discontinued Operations - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended								12 Months Ended		0 Months Ended
	Dec. 31, 2013	Mar. 31, 2013 Employee	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 Employee	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 21, 2014	Feb. 28, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of assets to affiliates		$ 6,100,000				$ 6,100,000							$ 30,000,000
Purchase price receivable on sale of SCC group	110,000	5,400,000	110,000			5,400,000					110,000
Additional purchase price received from escrow	475,000
Escrow deposits related to SCC group sales	125,000
Escrow release period	18 months
Transaction costs incurred related to SCC sales		900,000
Sublease income		400,000
Employee of SCC group transferred to purchaser		20				20
Current assets related to disposal group														200,000
Long-term assets related to disposal group														100,000
Group accounted percentage of cost of revenue accounted to revenue cost												20.70%
Gain on sale, net of income taxes											3,391,451
Net income per share from discontinued operations, diluted (in dollars per share)			$ 0.03	$ 0.01	$ 0.01	$ 0.29	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.33	$ 0.13
Net revenues											5,909,375	8,883,202
Sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Group accounted percentage of revenue to total revenue												18.50%
Secure Computing and Communications Group (SCC)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income per share from discontinued operations, diluted (in dollars per share)											$ 0.20
Net revenues											1,700,000
Medical Shape Sensing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets related to disposal group	200,000		200,000								200,000
Long-term assets related to disposal group	200,000		200,000								200,000
Group accounted percentage of cost of revenue accounted to revenue cost											9.00%
Medical Shape Sensing Business | Sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Group accounted percentage of revenue to total revenue											12.00%
Subsequent Event | Medical Shape Sensing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of assets to affiliates													30,000,000
Employee of SCC group transferred to purchaser													10
Cash consideration received at closing													6,000,000
Cash consideration received within 90 days of closing													6,000,000
Period after closing, which additional cash payments received													90 days
Cash consideration received in future tied to achievement of milestones and royalties													$ 18,000,000